UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

Form 13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	May 7, 2001

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	74
Form 13F Information Table Value Total:	$283,934

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APW Ltd                        COM                             653 76100.00 SH       SOLE                 76100.00
Abbott Laboratories            COM              002824100     3161 66975.00 SH       SOLE                 66975.00
Acxiom Corp                    COM              005125109     2777 133050.00SH       SOLE                133050.00
Affiliated Computer Services I COM              008190100     9946 153250.00SH       SOLE                153250.00
Albertson's Inc                COM              013104104      517 16263.00 SH       SOLE                 16263.00
Alza Corp                      COM              022615108     2649 65400.00 SH       SOLE                 65400.00
AmSouth Bancorporation         COM              032165102     2436 144941.00SH       SOLE                144941.00
American Home Products         COM              026609107     1008 17150.00 SH       SOLE                 17150.00
AptarGroup Inc                 COM              038336103     9878 324200.00SH       SOLE                324200.00
Arrow Electronics, Inc         COM              042735100     2623 116050.00SH       SOLE                116050.00
BISYS Group Inc                COM              055472104     8187 153200.00SH       SOLE                153200.00
BJ's Wholesale Club, Inc       COM              15548J106     4991 104300.00SH       SOLE                104300.00
Baldor Electric                COM              057741100     6000 285022.00SH       SOLE                285022.00
Beckman Coulter Inc            COM              075811109      977 25000.00 SH       SOLE                 25000.00
Biomet, Inc                    COM              090613100     5708 144900.00SH       SOLE                144900.00
Bristol-Myers Squibb Co        COM              110122108      333  5600.00 SH       SOLE                  5600.00
C R Bard                       COM              067383109     4905 108050.00SH       SOLE                108050.00
Charter One Financial          COM              160903100     1206 42625.00 SH       SOLE                 42625.00
Cintas Corp                    COM              172908105     4239 107525.00SH       SOLE                107525.00
Comcast Corp Cl A SPL          COM              200300200      294  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     2379 111300.00SH       SOLE                111300.00
Computer Horizons Corp         COM              205908106      240 68700.00 SH       SOLE                 68700.00
Conmed Corp                    COM              207410101     1654 86200.00 SH       SOLE                 86200.00
Costco Wholesale Corp          COM              22160K105      477 12150.00 SH       SOLE                 12150.00
Danaher Corp                   COM              235851102    14655 268600.00SH       SOLE                268600.00
Donaldson Co                   COM              257651109     9176 343800.00SH       SOLE                343800.00
Dyersburg Corp                 COM              267575108        0 10000.00 SH       SOLE                 10000.00
Electronic Data Systems Corp   COM              285661104     1599 28622.00 SH       SOLE                 28622.00
Entercom Communications Corp   COM              293639100      786 20000.00 SH       SOLE                 20000.00
Equifax Inc                    COM              294429105     8121 259882.00SH       SOLE                259882.00
Exxon Mobil Corp               COM              30231G102     1391 17168.00 SH       SOLE                 17168.00
FIserv Inc                     COM              337738108    14580 325934.00SH       SOLE                325934.00
Fifth Third Bancorp            COM              316773100     1497 28006.00 SH       SOLE                 28006.00
First Data Corp                COM              319963104    16259 272302.00SH       SOLE                272302.00
G&K Services, Inc              COM              361268105      911 45700.00 SH       SOLE                 45700.00
General Electric Co            COM              369604103      279  6675.00 SH       SOLE                  6675.00
Health Management Associates I COM              421933102     1555 100000.00SH       SOLE                100000.00
Hewlett-Packard Co             COM              428236103      241  7700.00 SH       SOLE                  7700.00
IdaCorp Inc                    COM              451107106      275  7200.00 SH       SOLE                  7200.00
Idex Corp                      COM              45167R104     8284 285849.00SH       SOLE                285849.00
Intel Corp                     COM              458140100      226  8600.00 SH       SOLE                  8600.00
International Business Machine COM              459200101     1377 14315.00 SH       SOLE                 14315.00
Keane Inc                      COM              486665102     1535 118100.00SH       SOLE                118100.00
Kroger Co                      COM              501044101     1788 69325.00 SH       SOLE                 69325.00
Littelfuse Inc                 COM              537008104     1256 50000.00 SH       SOLE                 50000.00
Merck & Co                     COM              589331107     2417 31850.00 SH       SOLE                 31850.00
Metro Information Services Inc COM              59162P104      719 106500.00SH       SOLE                106500.00
National City Corp             COM              635405103     8192 306250.00SH       SOLE                306250.00
National Commerce Bancorporati COM              635449101      608 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    11425 440275.00SH       SOLE                440275.00
Old Kent Financial Corp        COM              679833103      793 20863.00 SH       SOLE                 20863.00
Pfizer Inc                     COM              717081103     2429 59320.00 SH       SOLE                 59320.00
Pinnacle West Capital Corp     COM              723484101     2564 55900.00 SH       SOLE                 55900.00
Quest Diagnostics Inc          COM              74834L100      889 10000.00 SH       SOLE                 10000.00
Robert Half International Inc  COM              770323103     3836 171650.00SH       SOLE                171650.00
Royal Dutch Petroleum Co       COM              780257804      257  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     9105 273175.00SH       SOLE                273175.00
Teleflex Inc                   COM              879369106    13367 326413.00SH       SOLE                326413.00
Tyco International             COM              902124106    18879 436700.00SH       SOLE                436700.00
U.S. Bancorp                   COM              902973304    14945 644177.00SH       SOLE                644177.00
UTI Worldwide Inc              COM              G87210103      840 51500.00 SH       SOLE                 51500.00
Universal Health Services      COM              913903100     9271 105000.00SH       SOLE                105000.00
Viacom Inc Cl B                COM              925524308     1144 26014.00 SH       SOLE                 26014.00
Viad Corp                      COM              92552R109     2049 86000.00 SH       SOLE                 86000.00
Washington Mutual Inc          COM              939322103      361  6600.00 SH       SOLE                  6600.00
Waters Corp                    COM              941848103     1956 42100.00 SH       SOLE                 42100.00
Wells Fargo & Company          COM              949746101      413  8351.00 SH       SOLE                  8351.00
Westamerica Bancorp            COM              957090103     2133 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     1938 46000.00 SH       SOLE                 46000.00
Zions Utah Bancorp             COM              989701107     9630 184870.00SH       SOLE                184870.00
Equity Invest. Fund -Cohen & S COM              294710512       49 53340.0000SH      SOLE               53340.0000
Franklin Templeton, Oregon Tax COM              354723785      213 18560.5380SH      SOLE               18560.5380
Lord Abbett Affiliated Fund Cl COM              544001100      370 25977.3440SH      SOLE               25977.3440
Putnam Tax Exempt Income Fund  COM              746870104      113 12811.1680SH      SOLE               12811.1680